Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitment and Contingent Liabilities
2021	$ 5.0		$ 5.0		$ 4.8
2022	2.8		2.8		5.0
2023	2.8		2.8		2.8
2024	4.2		4.2		2.8
2025 and thereafter					4.4
Aggregate minimum rental commitments	16.1		16.1		19.8
Rental expense	1.3	$ 0.9	3.4	$ 2.8	3.8	$ 3.0	$ 1.5
Property Lease Guarantee [Member]
Loss Contingencies [Line Items]
Guarantees	$ 0.2		$ 0.2		$ 0.6	$ 0.6	$ 0.5